Stated Capital - Schedule of Stated Capital (Detail) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 R / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 R / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 R / shares
Disclosure of classes of share capital [line items]
Balance at beginning of the year		$ 3,871.5
Acquisition of treasury shares	[1]	(36.3)
Issue of treasury shares to employees	[1],[2],[3]	0.0
Balance at end of the year		$ 3,844.8		$ 3,871.5
Acquisition of treasury shares (in shares) | shares		(1,089,671)		0
Issue of treasury shares to employees (in shares) | shares		483,964		0
Average price paid (in USD per share) | (per share)		$ 28.22	R 504.59	$ 15.22	R 278.95	$ 13.33	R 246.56
Average price paid per treasury share acquired (in USD per share) | $ / shares		$ 33.52
Ordinary Shares
Disclosure of classes of share capital [line items]
Balance at beginning of the year		$ 3,871.5		$ 3,871.5
Acquisition of treasury shares		(36.3)		0.0
Issue of treasury shares to employees		9.6		0.0
Balance at end of the year		$ 3,844.8		$ 3,871.5		$ 3,871.5
In issue at 1 January (in shares) | shares		895,024,247		893,540,813
Exercise of employee share options (in shares) | shares		0		1,483,434
In issue, net of treasury shares at 31 December (in shares) | shares		894,418,540		895,024,247		893,540,813
Authorised (in shares) | shares		2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000

[1]	Treasury shares were purchased by the Group and a portion was issued to participants upon vesting of employee share options in 2025.
[2]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[3]	Other reserves include mainly share-based payments. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.